Financial instruments	12 Months Ended
Dec. 31, 2019
Financial instruments
Financial instruments

13    Financial instruments

Accounting policy

Normal purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss, if any, are initially recognized at fair value, and transaction costs are expensed in the income statement.

Financial assets are derecognized when the rights to receive cash flow from the investments have expired or the Company has transferred substantially all of the risks and rewards of ownership. Financial assets at fair value through profit or loss and at fair value through other comprehensive income are subsequently carried at fair value. Financial assets at amortized costs are subsequently measured using the effective interest rate method.

(i)    Amortized cost

Financial assets measured at amortized cost are assets held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(ii)     Fair value through profit or loss

Financial assets measured at fair value through profit or loss are assets which an entity manages with the objective of realizing cash flows through the sale of such assets and financial assets that do not give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(iii)    Fair value through other comprehensive income

Financial assets measured at fair value through other comprehensive income are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(a)   Breakdown by category

The Company classifies its financial assets and liabilities under the following categories: amortized cost, fair value through other comprehensive income and fair value through profit or loss.

		2019
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	15	—	698,618	—	698,618
Financial investments	16	—	58,775	—	58,775
Derivative financial instruments	17	—	17,249	2,275	19,524
Trade accounts receivable	19	107,995	69,236	—	177,231
Related parties	22	744	—	—	744
		108,739	843,878	2,275	954,892

		2019
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Loans and financing	26	1,508,557	—	—	1,508,557
Lease liabilities	25	34,384	—	—	34,384
Derivative financial instruments	17	—	19,300	2,518	21,818
Trade payables		414,080	—	—	414,080
Confirming payables		82,770	—	—	82,770
Use of public assets (i)		23,279	—	—	23,279
Related parties	22	834	—	—	834
		2,063,904	19,300	2,518	2,085,722

		2018
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	15	—	1,032,938	—	1,032,938
Financial investments	16	—	92,233	—	92,233
Derivative financial instruments	17	—	6,885	4,320	11,205
Trade accounts receivable	19	22,146	151,058	—	173,204
Related parties	22	740	—	—	740
		22,886	1,283,114	4,320	1,310,320

		2018
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Loans and financing	26	1,424,867	—	—	1,424,867
Derivative financial instruments	17	—	10,155	4,068	14,223
Trade payables		387,225	—	—	387,225
Confirming payables		70,411	—	—	70,411
Use of public assets (i)		22,126	—	—	22,126
Related parties	22	1,580	—	—	1,580
		1,906,209	10,155	4,068	1,920,432

(i)	Classified as Other liabilities in the consolidated balance sheet.
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